SHAREHOLDERS' (DEFICIT) EQUITY - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended					3 Months Ended		12 Months Ended
	Aug. 16, 2023	Aug. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 14, 2024 shares	Sep. 30, 2022 shares	Jun. 09, 2021 $ / shares shares	Apr. 30, 2020 $ / shares
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized					9,000,000		9,000,000	9,000,000	9,000,000	9,000,000	250,000,000	180,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued							8,326,589		6,720,460	1,051,098
Common stock, shares outstanding							8,326,589		6,720,460	1,051,098
Period to submit plan to regain compliance	45 days
Proceeds from share issuance, net of share issuance costs | $								$ 300	$ 5,383	$ 5,195
Price per share | $ / shares				$ 1.20
Pre-funded warrants				750,000
Pre-funded warrants, shares		750,000
Warrant exercise price (in dollars per share) | $ / shares													$ 1.20	$ 100.00
General corporate purposes, including working capital, marketing, and capital expenditures | $									5,100
Common shares to certain employees, directors and vendors in lieu of cash compensation			59,748
Reverse stock split ratio					0.05
Fractional shares issued					0
Gross proceeds | $								$ 300	$ 5,383	$ 5,195
Common share purchase warrants per unit													1
Number of Warrants Issued									750,000
Number of Warrants Exercised									(750,000)
Amended Stock Option Plan
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding							19,555		24,925
Equity Incentive Plan
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding							1,500		11,500
Number of shares authorized							98,500		88,500
Private Placements
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued					50,000		50,000
Gross proceeds | $							$ 300
Shares issue price | $ / shares					$ 6.00		$ 6.00	$ 6.00
Gross proceeds | $					$ 300
Public offering (pre-funded warrants)
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued				5,000,000
Price per share | $ / shares				$ 1.199
Warrant exercise price (in dollars per share) | $ / shares				$ 0.001
Gross proceeds | $				$ 6,000
Option to purchase additional shares
SHAREHOLDERS' EQUITY (DEFICIT)
Shares issued				750,000
Number of days to purchase additional shares				45 days
Additional shares issued under allotment				0
2022 Equity Financing
SHAREHOLDERS' EQUITY (DEFICIT)
Proceeds from share issuance, net of share issuance costs | $						$ 6,200
Shares issued						278,804
Period to purchase additional shares						45 days
Percentage of additional shares issued						15.00%
Shares issue price | $ / shares						$ 22.40
Acquisition of Certain Assets of Innovation Neuromonitoring, LLC
SHAREHOLDERS' EQUITY (DEFICIT)
Share issuance, acquisition related (in shares)		547,946